Restricted Cash	6 Months Ended
Jun. 30, 2014
Restricted Cash
Restricted Cash

5. Restricted Cash

        Restricted cash of $546.7 million and $464.8 million at June 30, 2014 and December 31, 2013, respectively, primarily related to our ECA facility agreement entered into in 2004 and our Ex-Im financings. Restricted cash at June 30, 2014 also included $41.5 million from our Hyperion facility. See Note 13—Debt Financings.